[Front Cover]
State Street Research
INTERMEDIATE BOND FUND

SEMIANNUAL REPORT
October 31, 1997

WHAT'S INSIDE

Investment Update
About the Fund,
economy and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[Dalbar logo]
For Excellence
in
Shareholder Service

State Street Research Funds

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
The Economy
[bullet] The economy slowed to a moderate pace in the second and third quarter of 1997, reducing fears that had been raised by a stronger-than-expected first quarter. The consensus of outside experts is for 1997 growth in real GNP to average around 3% for the year.
[bullet] The Federal Reserve Board has kept short term interest rates at 5.50%, unchanged throughout the past six months. The recent collapse in Asian currencies and stock markets--and the volatility it has created in U.S. financial markets--makes a rise in interest rates less likely for the months ahead. However, it is widely expected that the Fed will act decisively if any signs of inflation appear in the economy.
[bullet] Inflation remained low, although it actually picked up after declining through the middle of the year.

The Markets
[bullet] After a slow start, bonds picked up during the past six-month period.
         High yield and long-term U.S. Treasury bonds led other U.S. fixed income sectors during the six month period. Intermediate bonds returned 5.66%(1), as measured by the Lehman Brothers Government/Corporate Intermediate Bond Index. The Lehman Brothers Aggregate Bond Index, a measure of a mix of government, mortgage, and corporate bonds, rose 7.07%(1)
[bullet] Foreign bonds had a strong showing early in the past six month period.
         International debt gained 7.54%(1) as measured by the Salomon Brothers Non-U.S. Dollar World Government Bond Index, despite weakness in Southeast Asia, which brought many foreign bond markets down in October.

THE FUND
Over the past six months
[bullet] Class S shares (formerly Class C) of State Street Research
         Intermediate Bond Fund provided a total return of 5.63% for the six months ended October 31, 1997. That was lower than the average intermediate investment grade bond fund, which gained 6.38% during the same period, according to Lipper Analytical Services.
[bullet] The Fund continued to emphasize high quality U.S. Treasury and corporate bonds, especially in the bank and financial services sector. During the period, the manager added to short-term industrial and asset-backed bonds and reduced the Fund's investment in mortgage bonds.
[bullet] Underexposure to bonds with shorter maturities and overweighting longer-maturity bonds helped the Fund later in the period. However, the shift in emphasis missed the July bond market rally.

Current Strategy
[bullet] The manager expects to continue to add shorter-maturity corporate bonds to the portfolio.
[bullet] We expect to maintain a longer than benchmark duration.
[bullet] Our outlook is for continued slow growth and relatively stable interest rates for the period ahead. In that context, we believe the environment for bonds remains positive.


October 31, 1997


(1) Salomon Brothers Non-U.S. Dollar World Government Bond Index is a commonly used measure of international bond performance. The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. Treasury, agency, and corporate bond issues, and mortgage-backed securities. The Lehman Brothers Government/ Corporate Intermediate Bond Index is a market-value weighted index of U.S. government treasury and agency securities, corporate and yankee bonds. The indices are unmanaged and do not take transaction charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(3) "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 1997, except where noted)
--------------------------------------------------------------------------------
SEC Average Annual Compound
Rates of Return for periods ended 9/30/97(2,3)
----------------------------------------------
             Life of Fund
            (since 5/16/94)     1 Year
----------------------------------------------
Class S         +7.12%          +7.75%
Average Annual Compound Rates of Return(2,3)
----------------------------------------------
             Life of Fund
            (since 5/16/94)     1 Year
----------------------------------------------
Class S         +7.26%          +7.19%
----------------------------------------------
SEC Yield
----------------------------------------------
Class S     5.97%
----------------------------------------------

SEC yield is based on the net investment income produced for the 30 days ended October 31, 1997.


Asset Allocation
(by percentage of net assets)


[pie chart]
Corporate bonds               41%
U.S. Treasury securities      37%
Canadian-Yankee                9%
Foreign government bonds       3%
Mortgage securities            6%
Cash                           4%


Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 1997 (Unaudited)


                                    Principal    Maturity         Value
                                     Amount        Date         (Note 1)
                                   ------------ ------------   -------------
FIXED INCOME SECURITIES 96.4%
U.S. Treasury 37.2%
U.S. Treasury Bond, 8.75%   ......  $  375,000    5/15/2017     $   482,344
U.S. Treasury Note, 6.875%  ......     575,000    8/31/1999         587,041
U.S. Treasury Note, 7.125%  ......   1,475,000    9/30/1999       1,513,955
U.S. Treasury Note, 6.875%  ......     275,000    3/31/2000         282,219
U.S. Treasury Note, 6.375%  ......     125,000    3/31/2001         127,383
U.S. Treasury Note, 6.625%  ......     150,000    7/31/2001         154,359
U.S. Treasury Note, 7.50%   ......     200,000   11/15/2001         212,312
U.S. Treasury Note, 6.25%   ......     225,000    2/28/2002         229,007
U.S. Treasury Note, 7.875%  ......   1,275,000   11/15/2004       1,421,421
U.S. Treasury Note, 6.50%   ......   1,250,000    8/15/2005       1,296,875
U.S. Treasury Note Inflation
  Indexed, 3.375%  ...............      76,110    1/15/2007          75,086
                                                                -----------
                                                                  6,382,002
                                                                -----------
U.S. Agency Mortgage 3.8%
Federal National Mortgage
  Association, 8.00%  ............     181,712    4/01/2008         189,948
Government National Mortgage
  Association, 6.50%  ............      59,901    2/15/2009          60,321
Government National Mortgage
  Association, 6.50%  ............      79,598    5/15/2009          80,170
Government National Mortgage
  Association, 9.00%  ............      65,649   11/15/2016          71,270
Government National
  Mortgage Association
  REMIC Series 96-6-B, 6.50%           250,000   10/16/2017         253,670
                                                                -----------
                                                                    655,379
                                                                -----------
U.S. Agency 2.4%
Federal Home Loan Mortgage
  Corp. Note, 7.24%   ............     150,000    5/15/2002         150,820
Guaranteed Export Trust
  Series 95-B Notes, 6.13%   .         247,059    6/15/2004         247,331
Guaranteed Export Trust
  Series 96-A Notes, 6.55%   .          20,588    6/15/2004          20,975
                                                                -----------
                                                                    419,126
                                                                -----------
Canadian-Yankee 9.2%
DR Investments Sr. Note,
  7.10%+  ........................      75,000    5/15/2002          77,481
Hydro Quebec Deb., 13.25%   .          250,000   12/15/2013         280,237
News America Holdings Inc.
  Sr. Note, 7.50%  ...............     325,000    3/01/2000         333,430
Petroliam Nasional BHD Note,
  6.875%+ ........................     125,000    7/01/2003         125,213


                                    Principal    Maturity         Value
                                     Amount        Date          (Note 1)
                                   ------------ ------------   -------------
Province of Manitoba Global
  Note, 6.75%   ..................  $   75,000    3/01/2003     $    76,647
Province of Ontario Deb.,
  11.50%  ........................     175,000    3/10/2013         185,670
Province of Quebec Deb.,
  8.80%   ........................     250,000    4/15/2003         277,297
Southern Investments Capital
  Trust Sr. Note, 6.375% .........      75,000   11/15/2001          75,451
Talisman Energy Inc. Deb.,
  7.125%  ........................     150,000    6/01/2007         154,367
                                                                -----------
                                                                  1,585,793
                                                                -----------
Trust Certificates 0.8%
Rural Electric Cooperative
  Grantor Trust Certificates,
  10.11%  ........................     125,000   12/15/2017         131,834
                                                                -----------
Foreign Government 3.2%
                                 Australian Dollar
Commonwealth of Australia, 9.00%       125,000    9/15/2004         103,765
                                  Canadian Dollar
Government of Canada, 0.00%             50,000    2/05/1998          35,133
                                 New Zealand Dollar
Government of New Zealand, 10.00%       75,000    3/15/2002          52,325
Government of New Zealand, 8.00%       175,000   11/15/2006         119,447
                                   Pound Sterling
United Kingdom Treasury, 8.50%         125,000   12/07/2005         234,165
                                                                -----------
                                                                    544,835
                                                                -----------
Finance/Mortgage 32.0%
Amresco Commercial
  Mortgage Funding Corp.
  Series 1997-A1, 6.73%  .........  $   98,918    6/17/2029         100,525
Associates Corp. of North
  America Sr. Note, 6.70%   ......     175,000    5/29/2001         177,454
Associates Corp. of North
  America Note, 6.375%   .........     150,000   10/15/2002         150,402
Banc One Auto Grantor Trust
  Series 1997A, 6.27% ............     154,001   11/20/2003         154,578
Chase Capital Securities
  Series C, 6.36%  ...............     150,000    3/01/2027         147,618
Chase Manhattan Master Trust
  Series 1997-2A, 6.30%  .........     175,000    4/15/2003         175,711
Chase Mortgage Finance
  Corp. Series 93L-5, 6.25%   .         75,000   10/25/2024          74,273
Cigna Corp. Note, 7.40%  .........     175,000    5/15/2007         182,478
CIT Group Holdings Inc. Note,
  6.20%   ........................     325,000   10/20/2000         325,523

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
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INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------




                                                  Principal    Maturity         Value
                                                   Amount        Date         (Note 1)
                                                  ----------- ------------   ------------
Finance/Mortgage (cont'd)
CIT Group Holdings Inc. Note,
  6.75%   ....................................... $100,000      5/14/2001     $   102,332
Columbia / HCA Healthcare
  Corp. Note, 6.87%   ...........................  125,000      9/15/2003         126,155
Countrywide Funding Corp.
  Note, 6.58%   .................................  125,000      9/21/2001         126,021
Countrywide Funding Corp.
  Note, 6.28%   .................................  175,000      1/15/2003         175,207
Countrywide Mortgage Inc.
  Series 1994-2 Class A-7,
  6.50%   .......................................  109,442      4/25/2008         109,236
Discover Credit Card Trust
  Series 1993 A, 6.25%   ........................  125,000      8/16/2000         124,883
DLJ Mortgage Acceptance Corp.
  Series 97-CF2-A1A, 6.55%+                      .  75,000     11/15/2006          76,031
Finova Capital Corp. Note,
  6.375%  .......................................  100,000     10/15/2000         100,543
First Union Lehman Brothers
  Series 97-C1-A1, 7.15% ........................  121,732      6/18/2029         127,058
First USA Credit Card Master
  Trust Series 1997-6A,
  6.42%   .......................................  175,000      3/17/2005         175,027
Ford Credit Auto Owner Trust
  Series 1997B-A3, 6.05% ........................  175,000      4/15/2001         175,779
GE Capital Mortgage Services
  Inc., 6.50%   .................................   75,000      4/25/2024          74,906
General Motors Acceptance
  Corp. Note, 7.85%   ...........................  275,000     11/17/1997         275,195
GS Mortgage Securities Corp.
  Series 97-GL1-A2B, 6.86%                         125,000      7/13/2030         127,250
Household Affinity Master Trust
  Series 1994-1A, 5.57%  ........................  150,000      3/15/1997         150,093
Household Finance Corp.
  Note, 6.875%  .................................   75,000      3/01/2003          76,286
Los Angeles County, California
  Pension Obligations Revenue
  Bonds, Series 94-D, 6.65% .....................  100,000      6/30/2003         101,869
MBNA Corp. Sr. Note, 6.875%                        150,000     11/15/2002         151,361
NationsBank Capital Trust,
  6.37%   .......................................  150,000      1/15/2027         144,615
NationsBank Master Trust
  Series 1995-1, 6.45%   ........................  575,000      4/15/2003         579,847
Prudential Home Mortgage
  Securities Co. Series 93-19
  A-5, 7.00% ....................................   70,159      6/25/2023          70,027


                                                  Principal    Maturity         Value
                                                   Amount        Date          (Note 1)
                                                  ----------- ------------   ------------
Prudential Home Mortgage
  Securities Co. Series 93-29
  A-6 PAC, 6.75%   .............................. $ 77,377      8/25/2008     $    77,861
Prudential Home Mortgage
  Securities Co. Series 94-15
  A-7, 6.80% ....................................  176,804      5/25/2024         177,411
Sears Credit Account Master
  Trust Series 1995-2, 8.10%                       125,000      6/15/2004         129,335
Sears Credit Account Master
  Trust Series 1997-1A,
  6.20%   .......................................   75,000      7/16/2007          75,070
Structured Asset Securities
  Corp. Series 97-LL1-A1,
  6.79%   .......................................  175,000     10/15/2034         177,441
Suntrust Capital Securities
  Series A, 6.48%  ..............................  200,000      5/15/2027         198,750
                                                                              -----------
                                                                                5,494,151
                                                                              -----------
Corporate 7.8%
Case Credit Corp. Note,
  6.125%  .......................................  100,000      2/15/2003          98,734
Chevron Corp. Profit Sharing
  Note, 8.11%   .................................  125,000     12/01/2004         132,866
Columbia/HCA Healthcare
  Corp. Note, 8.12%   ...........................   75,000      8/04/2003          80,144
Columbia/HCA Healthcare
  Corp. Note, 6.91%   ...........................  175,000      6/15/2005         173,366
Darden Restaurants Inc. Note,
  6.375%  .......................................  175,000      2/01/2006         168,989
Electronic Data Systems Corp.
  Note, 6.85%+  .................................  250,000      5/15/2000         254,780
Hercules Inc. Note, 6.15%   .....................  100,000      8/01/2000         100,088
Raytheon Co. Note, 6.30% ........................  175,000      8/15/2000         176,178
Southern California Edison Co.
  Deb., 5.875%  .................................  150,000      1/15/2001         149,016
                                                                              -----------
                                                                                1,334,161
                                                                              -----------
Total Fixed Income Securities (Cost $16,399,720)                               16,547,281
                                                                              -----------
SHORT-TERM OBLIGATIONS 2.5%
Chevron Oil Finance Co., 5.55%                     128,000     11/03/1997         128,000
Chevron Oil Finance Co., 5.64%                     293,000     11/06/1997         293,000
                                                                              -----------
Total Short-Term Obligations (Cost $421,000)  ...                                 421,000
                                                                              -----------
Total Investments (Cost $16,820,720)--98.9%......                              16,968,281
Cash and Other Assets, Less Liabilities--1.1% ...                                 192,022
                                                                              -----------
Net Assets--100.0% ..............................                             $17,160,303
                                                                              ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Federal Income Tax Information:
At October 31, 1997, the net unrealized appreciation of
 investments based on cost for Federal income tax
 purposes of $16,830,303 was as follows:
Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value
 over tax cost  .......................................    $  238,371
Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax cost
 over value  ..........................................      (100,393)
                                                           ----------
                                                           $  137,978
                                                           ==========

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at October 31, 1997 were $523,802 and $533,505 (3.11% of net assets), respectively. Forward currency exchange contracts outstanding at October 31, 1997 are as follows:

                                                                                    Unrealized
                                                                                   Appreciation      Delivery
                                               Total Value      Contract Price    (Depreciation)       Date
                                               -------------   ----------------   ----------------   ---------
Sell Australian dollars, Buy U.S. dollars       10,000 AUD      .74214 AUD           $    387        11/14/97
Sell Australian dollars, Buy U.S. dollars       35,000 AUD      .73289 AUD              1,015        12/10/97
Sell Australian dollars, Buy U.S. dollars       88,000 AUD      .70843 AUD                325         1/23/98
Sell British pounds, Buy U.S. dollars          129,000 GBP     1.67200 GBP             (5,784)        1/23/98
Sell New Zealand dollars, Buy U.S. dollars      80,000 NZD      .62400 NZD                363         1/23/98
Sell New Zealand dollars, Buy U.S. dollars     190,000 NZD      .62414 NZD                890         1/23/98
                                                                                     --------
                                                                                     $ (2,804)
                                                                                     ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
-------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------
October 31, 1997 (Unaudited)

Assets
Investments, at value (Cost $16,820,720) (Note 1)   ...    $16,968,281
Cash   ................................................            677
Interest receivable   .................................        242,178
Receivable from Distributor (Note 3) ..................         16,100
Receivable for open forward contracts   ...............          2,980
Receivable for fund shares sold   .....................            970
Deferred organization costs and other assets (Note 1)           35,185
                                                           -----------
                                                            17,266,371
Liabilities
Accrued transfer agent and shareholder services
  (Note 2)   ..........................................         13,833
Accrued trustees' fees (Note 2)   .....................          9,697
Accrued management fee (Note 2)   .....................          7,965
Payable for open forward contracts   ..................          5,784
Payable for fund shares redeemed  .....................            711
Other accrued expenses   ..............................         68,078
                                                           -----------
                                                               106,068
                                                           -----------
Net Assets                                                 $17,160,303
                                                           ===========
Net Assets consist of:
 Undistributed net investment income ..................    $   124,566
 Unrealized appreciation of investments ...............        147,561
 Unrealized depreciation of forward contracts
   and foreign currency  ..............................         (2,724)
 Accumulated net realized loss ........................        (14,568)
 Shares of beneficial interest ........................     16,905,468
                                                           -----------
                                                           $17,160,303
                                                           ===========
Net Asset Value, offering price and redemption price
  per share of Class S shares ($17,160,303 [divided by]
  1,754,349 shares of beneficial interest) ............    $      9.78
                                                           ===========


-------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------
For the six months ended October 31, 1997 (Unaudited)


Investment Income
Interest  ................................................    $ 577,519

Expenses
Management fee (Note 2)  .................................       47,162
Custodian fee   ..........................................       35,972
Reports to shareholders  .................................       14,720
Transfer agent and shareholder services (Note 2) .........       12,012
Registration fees  .......................................       10,480
Trustees' fees (Note 2)  .................................       10,216
Amortization of organization costs (Note 1)   ............        8,885
Audit fee ................................................        8,384
Legal fees   .............................................        5,523
Miscellaneous   ..........................................        4,074
                                                              ---------
                                                                157,428
Expenses borne by the Distributor (Note 3) ...............      (93,116)
                                                              ---------
                                                                 64,312
                                                              ---------
Net investment income ....................................      513,207
                                                              ---------
Realized and Unrealized Gain (Loss) on
  Investments, Forward Contracts
  and Foreign Currency
Net realized gain on investments (Notes 1 and 4) .........       50,601
Net realized gain on forward contracts and foreign
  currency (Note 1)   ....................................        8,878
                                                              ---------
  Total net realized gain   ..............................       59,479
                                                              ---------
Net unrealized appreciation of investments ...............      357,353
Net unrealized depreciation of forward contracts and
  foreign currency .......................................       (5,313)
                                                              ---------
  Total net unrealized appreciation  .....................      352,040
                                                              ---------
Net gain on investments, foreign currency and
  forward contracts   ....................................      411,519
                                                              ---------
Net increase in net assets resulting from operations   .      $ 924,726
                                                              =========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
-------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------


                                                        Six months ended
                                       Year ended       October 31, 1997
                                     April 30, 1997       (Unaudited)
                                     ----------------   -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ............    $  1,031,538        $   513,207
Net realized gain (loss) on
  investments, forward
  contracts and foreign
  currency   .....................         (66,897)            59,479
Net unrealized appreciation
  (depreciation) of
  investments, forward
  contracts and foreign
  currency   .....................         (10,806)           352,040
                                      ------------        -----------
Net increase resulting from
  operations .....................         953,835            924,726
                                      ------------        -----------
Dividends from net
  investment income:
 Class A  ........................         (28,352)                --
 Class S  ........................      (1,049,495)          (494,144)
                                      ------------        -----------
                                        (1,077,847)          (494,144)
                                      ------------        -----------
Distribution from net realized
  gains:
 Class A  ........................          (4,744)                --
 Class S  ........................        (129,421)                --
                                      ------------        -----------
                                          (134,165)                --
                                      ------------        -----------
Net increase from fund share
  transactions (Note 6)  .........          59,232            260,749
                                      ------------        -----------
Total increase (decrease) in
  net assets .....................        (198,945)           691,331
Net Assets
Beginning of period   ............      16,667,917         16,468,972
                                      ------------        -----------
End of period (including
  undistributed net
  investment income of
  $105,503 and $124,566,
  respectively) ..................    $ 16,468,972        $17,160,303
                                      ============        ===========


---------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
---------------------------------------
October 31, 1997

Note 1
State Street Research Intermediate Bond Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in May, 1994. The Trust presently consists of two separate funds: State Street Research Intermediate Bond Fund and State Street Research Strategic Income Fund.

The investment objective of the Fund is to provide total return, consisting primarily of current income and secondarily of capital appreciation, commensurate with reasonable investment risk. In seeking to achieve this investment objective, the Fund invests primarily in a diversified portfolio of debt securities considered investment grade by one or more nationally recognized rating agencies or of comparable quality by the Fund's investment manager.

The Fund is authorized to issue four classes of shares. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Effective March 27, 1997, the Fund discontinued offering Class A shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares (formerly Class D shares) are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares (formerly Class C shares) are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income
Net investment income is determined daily and consists of interest accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At April 30, 1997, the Fund had a capital loss carryforward of $13,811 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on April 30, 2005.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1996 through April 30, 1997, the Fund incurred net capital losses of approximately $51,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 1998.

F. Deferred Organization Costs
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1997, the fees pursuant to such agreement amounted to $47,162.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Trust may be purchased. During the six months ended October 31 1997, the amount of such expenses was $2,927.

The fees of the Trustees not currently affiliated with the Adviser amounted to $10,216 during the six months ended October 31, 1997.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $93,116.

Note 4
For the six months ended October 31, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $10,455,190 and $9,690,946 (including $5,401,775 and $8,184,604 of U.S. Government securities), respectively.

Note 5
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1997, Metropolitan owned 1,406,327 Class S shares of the Fund and the Adviser owned 10,548 Class S shares of the Fund.

Share transactions were as follows:


                                                                                      Six months ended
                                                         Year ended                   October 31, 1997
                                                       April 30, 1997                    (Unaudited)
                                                -----------------------------   -----------------------------
Class A                                          Shares          Amount            Shares          Amount
---------------------------------------------   ------------   --------------   --------------   ------------
Shares repurchased   ........................     (60,764)      $ (585,159)             --       $      --
                                                  -------       ----------         -------       ---------
Net decrease   ..............................     (60,764)      $ (585,159)             --       $      --
                                                =========       ==========        ========       =========
Class S                                          Shares          Amount            Shares          Amount
----------------------------------------------  ---------       ----------        --------       ---------
Shares sold .................................      74,900       $  718,964          80,780       $ 782,738
Issued upon reinvestment of:
 Dividends from net investment income  ......      18,873          180,151          10,126          97,417
 Distribution from net realized gains  ......      13,453          129,421              --              --
Shares repurchased   ........................     (39,884)        (384,145)        (63,833)       (619,406)
                                                  -------       ----------         -------       ---------
Net increase   ..............................      67,342       $  644,391          27,073       $ 260,749
                                                  =======       ==========         =======       =========

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                     Class A
                                                   -------------------------------------------
                                                   Years ended April 30      May 1, 1996 to
                                                     1995(2)      1996(1)   March 27, 1997(1)
                                                   ------------------------ ------------------
Net asset value, beginning of period ($)                9.55         9.66          9.75
                                                      -------      ------         -----
 Net investment income ($)*                             0.54         0.59          0.57
 Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                         0.01         0.10         (0.15)
                                                      -------      ------         -----
Total from investment operations ($)                    0.55         0.69          0.42
                                                      -------      ------         -----
 Dividends from net investment income ($)              (0.44)       (0.52)        (0.46)
 Distributions from net realized gains ($)                --        (0.08)        (0.08)
                                                      -------      ------         -----
Total distributions ($)                                (0.44)       (0.60)        (0.54)
                                                      -------      ------         -----
Net asset value, end of period ($)                      9.66         9.75          9.63
                                                      =======      ======         =====
Total return(3) (%)                                     5.96(4)      7.13          4.40(4)
Ratios/supplemental data:
Net assets at end of period ($ thousands)             10,222          593            --
Ratio of operating expenses to average
 net assets (%)*                                        1.00(5)      1.00          1.00(5)
Ratio of net investment income to average
 net assets (%)*                                        5.92(5)      5.91          5.87(5)
Portfolio turnover rate (%)                           157.75       117.28         68.61
* Reflects voluntary assumption of fees or
 expenses per share in each period (Note 3). ($)        0.11         0.09          0.12



                                                                         Class S
                                                   ----------------------------------------------------
                                                          Years ended April 30        Six months ended
                                                   ---------------------------------- October 31, 1997
                                                    1995(2)        1996(1)   1997(1)   (Unaudited)(1)
                                                   -------------- --------- --------- -----------------
Net asset value, beginning of period ($)                9.55         9.67      9.68          9.53
                                                      ------       ------     -----         -----
 Net investment income ($)*                             0.56         0.61      0.60          0.29
 Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                         0.02         0.09     (0.05)         0.24
                                                      ------       ------     -----         -----
Total from investment operations ($)                    0.58         0.70      0.55          0.53
                                                      ------       ------     -----         -----
 Dividends from net investment income ($)              (0.46)       (0.61)    (0.62)        (0.28)
 Distributions from net realized gains ($)                --        (0.08)    (0.08)           --
                                                      ------       ------     -----         -----
Total distributions ($)                                (0.46)       (0.69)    (0.70)        (0.28)
                                                      ------       ------     -----         -----
Net asset value, end of period ($)                      9.67         9.68      9.53          9.78
                                                      ======       ======     =====         =====
Total return(3) (%)                                     6.30(4)      7.25      5.85          5.63(4)
Ratios/supplemental data:
Net assets at end of period ($ thousands)              3,738       16,075    16,469        17,160
Ratio of operating expenses to average
 net assets (%)*                                        0.75(5)      0.75      0.75          0.75(5)
Ratio of net investment income to average
 net assets (%)*                                        6.17(5)      6.16      6.14          5.98(5)
Portfolio turnover rate (%)                           157.75       117.28     68.61         59.94
* Reflects voluntary assumption of fees or
 expenses per share in each period (Note 3). ($)        0.10         0.11      0.11          0.05

--------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.
(2) May 16, 1994 (commencement of operations) to April 30, 1995.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized
(5) Annualized

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information


State Street Research
Intermediate Bond Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Bartlett R. Geer
Vice President

John H. Kallis
Vice President

Kim M. Peters
Vice President

Thomas A. Shively
Vice President

Elizabeth McCombs Westvold
Vice President

Kennard Woodworth, Jr.
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice President for Finance and Operations and Treasurer, The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the Board and Chief Executive Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School
of Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel, Choate, Hall & Stewart

[Back Cover]
State Street Research Intermediate Bond Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 600

Question? Comments?
Call us at 1-800-562-0032
Write us at:
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
E-mail us at:
info@ssrfunds.com

[state street research logo]

STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Intermediate Bond Fund prospectus. When used after December 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 4485-971219(0199)SSR-LD                        IB-110E-1297IBSRN

[Front Cover]
State Street Research
STRATEGIC INCOME FUND

SEMIANNUAL REPORT
October 31, 1997

WHAT'S INSIDE

Investment Update
About the Fund,
economy and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[Dalbar logo]
For Excellence
in
Shareholder Service

State Street Research Funds

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy
[bullet] The economy slowed to a moderate pace in the second and third quarters of 1997, reducing fears that had been raised by a stronger-than-expected first quarter. The consensus of outside experts is for 1997 growth in real GNP to average around 3% for the year.
[bullet] The Federal Reserve Board has kept short term interest rates at 5.50%, unchanged throughout the past six months. The recent collapse in Asian currencies and stock markets--and the volatility it has created in U.S. financial markets--makes a rise in interest rates less likely for the months ahead. However, it is widely expected that the Fed will act decisively if any signs of inflation appear in the economy.
[bullet] Inflation remained low, although it actually picked up after declining through the middle of the year.

The Markets
[bullet] High yield bonds led other U.S. fixed income sectors during the past six months, although they lost some ground in the last month of the period. The strongest performance came from the lowest-rated high yield bonds.
[bullet] For the six months ended October 31, 1997, the First Boston High Yield
         Index, a measure of high yield bond performance, was up 8.25%(1) compared to the Lehman Brothers Aggregate Bond Index, a measure of a mix of government, mortgage, and corporate bonds, which rose 7.07%.(1)
[bullet] Foreign bonds had a strong showing early in the six month period.
         International debt gained 7.54%(1) as measured by the Salomon Brothers Non-U.S. Dollar World Government Bond Index, despite weakness in Southeast Asia, which brought many foreign bond markets down in October.

THE FUND
Over the past six months
[bullet] Class A shares of State Street Research Strategic Income Fund provided a total return of 8.76% for the six months ended October 31, 1997 (without sales charge).(2) That was significantly higher than the average multi-sector income fund, which gained 6.52% during the same period, according to Lipper Analytical Services.
[bullet] The Fund benefited from the manager's decision to lengthen duration among both high grade and nondollar or foreign bonds. Duration is a measure of a bond's sensitivity to changing interest rates.
[bullet] A decision to limit exposure to emerging markets, in general, also helped performance.
[bullet] The Fund benefited from a shift in asset allocation, increasing the Fund's exposure to high yield bonds from 41% to 57% and reducing exposure to high grade bonds from 44% to 19%. Nondollar bonds were increased from 11% to 21%.

Current Strategy
[bullet] We will continue to maintain our current mix of bonds, managing the high grade sector with longer duration and the high yield sector with intermediate durations.
[bullet] Our outlook is for continued growth and relatively stable interest rates for the period ahead. In that context, we believe the environment for high yield bonds remains positive. We also believe that the prospects for declining interest rates abroad make our opportunistic investment in nondollar bonds attractive.

October 31, 1997

(1) The First Boston High Yield Index is a commonly used measure of high yield bond performance. The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. treasury, agency, and corporate bond issues, and mortgage-backed securities. Salomon Brothers Non-U.S. Dollar World Government Bond Index is a commonly used measure of international bond performance. The indices are unmanaged and do not take transaction charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) +8.37% for Class B shares; +8.37% for Class C shares; +8.90% for Class S shares. Returns do not reflect sales charges.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges, where applicable. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 1997, except where noted)
--------------------------------------------------------------------------------
SEC Average Annual Compound
Rates of Return for periods ended 9/30/97
(at maximum applicable sales charge)(3,4)
-------------------------------------------

              Life of Fund
             (since 8/30/96)     1 Year
            -----------------   -------
Class A           +8.28%         +6.89%
---------        ------           -----
Class B           +7.46%         +6.89%
---------        ------           -----
Class C          +12.02%         +6.89%
---------        ------           -----
Class S          +13.23%         +6.89%
-------------------------------------------
SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3,4)
-------------------------------------------

              Life of Fund
             (since 8/30/96)     1 Year
            -----------------   --------
Class A           +8.20%          +6.30%
---------        ------           ------
Class B           +7.41%          +5.50%
---------        ------           ------
Class C          +11.61%          +9.50%
---------        ------           ------
Class S          +12.81%         +11.58%
-------------------------------------------
SEC Yield
-------------------------------------------

Class A      6.04%
---------   ----
Class B      5.58%
---------   ----
Class C      5.58%
---------   ----
Class S      6.58%
-------------------------------------------

SEC yield is based on the net investment income produced for the 30 days ended October 31, 1997.



Asset Allocation
(by percentage of net assets)

[pie chart]

High-Yield Corporate Bond Sector        57%
International Bond Sector               21%
U.S. Government Bond Sector             19%
Cash                                     3%

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 1997 (Unaudited)


                                        Principal         Maturity         Value
                                          Amount            Date         (Note 1)
                                    -------------------- ------------   -------------
FIXED INCOME SECURITIES 93.5%
U.S. Treasury 10.2%
U.S. Treasury Bond, 13.75%   ...... $  725,000             8/15/2004     $ 1,041,057
U.S. Treasury Bond, 11.625%  ......    500,000            11/15/2004         663,280
U.S. Treasury Bond, 12.00%   ......  1,175,000             8/15/2013       1,721,739
U.S. Treasury Bond, 9.875%   ......  1,000,000            11/15/2015       1,399,220
U.S. Treasury Bond, 8.75% .........  1,325,000             5/15/2017       1,704,281
U.S. Treasury Bond, 8.125%   ......    525,000             8/15/2021         647,309
U.S. Treasury Note, 7.875%   ......    525,000            11/15/2004         585,291
U.S. Treasury Note, 6.50% .........    125,000             8/15/2005         129,688
U.S. Treasury Note Inflation
  Indexed, 3.375%   ...............    152,220             1/15/2007         150,174
U.S. Treasury STRIPS, 0.00%  ......  1,000,000            11/15/2001         794,860
U.S. Treasury STRIPS, 0.00%  ......  1,225,000             5/15/2007         694,673
                                                                         -----------
                                                                           9,531,572
                                                                         -----------
U.S. Agency Mortgage 8.5%
Federal Home Loan Mortgage
  Corp. TBA, 7.00%  ...............    725,000            12/15/2012         734,063
Federal Home Loan Mortgage
  Corp., 6.50%   ..................    375,000            10/15/2019         374,880
Federal National Mortgage
  Association TBA, 7.00%  .........    350,000            11/20/2004         354,375
Federal National Mortgage
  Association, 8.50%   ............  1,000,000             2/01/2005       1,045,930
Federal National Mortgage
  Association, 9.00%   ............    858,678             5/01/2009         912,080
Federal National Mortgage
  Association TBA, 7.50%  .........  1,000,000            12/15/2012       1,024,375
Federal National Mortgage
  Association, 8.00%   ............    436,033             5/01/2016         456,199
Government National Mortgage
  Association, 8.00%   ............  1,835,006            11/15/2017       1,931,913
Government National Mortgage
  Association, 6.50%   ............    508,984             1/15/2024         503,416
Government National Mortgage
  Association, 7.50%   ............    552,069             9/15/2025         564,832
                                                                         -----------
                                                                           7,902,063
                                                                         -----------
Foreign Government 21.3%
Commonwealth of Australia,           Australian Dollar
  9.00% ...........................  8,300,000             9/15/2004       6,889,968
Government of Canada,                  Canadian Dollar
  0.00% ...........................  1,575,000             2/05/1998       1,106,696
Government of New Zealand,          New Zealand Dollar
  10.00%   ........................  3,050,000             3/15/2002       2,127,143
Government of New Zealand,
  8.00% ...........................  3,200,000            11/15/2006       2,184,176


                                        Principal         Maturity         Value
                                          Amount            Date          (Note 1)
                                    -------------------- ------------   -------------
United Kingdom Treasury,                Pound Sterling
  8.50% ...........................  4,045,000            12/07/2005     $ 7,577,551
                                                                         -----------
                                                                          19,885,534
                                                                         -----------
Finance/Mortgage 6.9%
American Express Credit
  Account Master Trust Series
  97-1A, 6.40%   .................. $1,000,000             4/15/2005       1,010,000
AT&T Universal Card Master
  Trust Series Series 95-2A,
  5.95% ...........................  1,000,000            10/17/2002         995,620
BankAmerica Institutional
  Capital Series B, 7.70%+   ......    500,000            12/31/2026         510,735
Citicorp Capital Security Note,
  7.93% ...........................    550,000             2/15/2027         571,318
Countrywide Funding Corp.
  Note, 6.58% .....................    575,000             9/21/2001         579,698
DLJ Mortgage Acceptance
  Corp. Series 97-CF2-A1A,
  6.55%+   ........................    150,000            11/15/2006         152,063
Ford Credit Auto Owner Trust
  Series Series 1997B-A3,
  6.05% ...........................  1,000,000             4/15/2001       1,004,453
Prudential Home Mortgage
  Securities Co. Series 93-45
  A-2 PAC, 6.75% ..................    346,038            11/25/2007         344,197
Prudential Home Mortgage
  Securities Co. Series 93-47
  A-11 PAC, 6.10%   ...............    375,000            12/25/2023         360,585
Wells Fargo Capital Sec. Note,
  7.73%+   ........................    500,000            12/01/2026         508,350
Zurich Capital Trust Note,
  8.37%+   ........................    350,000             6/01/2037         373,376
                                                                         -----------
                                                                           6,410,395
                                                                         -----------
Corporate 46.6%
Allbritton Communications Co.
  Series B Sr. Sub. Deb.,
  9.75% ...........................    725,000            11/30/2007         730,437
Alvey Systems Inc. Sr. Sub.
  Note, 11.375%  ..................    500,000             1/31/2003         515,000
American Telecasting Inc. Sr.
  Note, 0.00% to 6/14/99,
  14.50% from 6/15/99 to
  maturity ........................    450,000             6/15/2004         178,875
Ameristar Casinos Inc. Sr. Sub.
  Note, 10.50%+  ..................    250,000             8/01/2004         250,000
Archibald Candy Corp. Sr. Sec.
  Notes, 10.25%+ ..................    750,000             7/01/2004         787,500

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------


                                       Principal    Maturity        Value
                                        Amount        Date         (Note 1)
                                      ------------ ------------   -------------
Corporate (cont'd)
Axiohm Inc. Sr. Sub. Note,
  9.75%+  ...........................  $  250,000   10/01/2007     $   253,750
Belden & Blake Corp. Sr. Sub.
  Note, 9.875%+ .....................     250,000    6/15/2007         252,500
Benedek Communications Corp.
  Sr. Sub. Note, 0.00% to
  5/14/2001, 13.25% from
  5/15/2001 to maturity  ............   1,500,000    5/15/2006       1,050,000
Busse Broadcasting Corp. Sr.
  Sec. Note, 11.625%  ...............     500,000   10/15/2000         535,000
Capstar Broadcasting Partners
  Sr. Note, 0.00% to
  1/31/2002, 12.75% from
  2/1/2002 to maturity   ............   1,000,000    2/01/2009         690,000
CHC Helicopter Corp. Sr. Sub.
  Note, 11.50%  .....................   1,000,000    7/15/2002       1,065,000
Clearnet Communications Inc.
  Sr. Note, 0.00% to
  12/14/2000, 14.75% from
  12/15/2000 to maturity ............     500,000   12/15/2005         365,000
Columbia/HCA Healthcare Corp.
  Deb., 7.50%   .....................     175,000   12/15/2023         173,320
Columbia/HCA Healthcare Corp.
  Note, 8.12%   .....................     325,000    8/04/2003         347,289
Columbia/HCA Healthcare Corp.
  Note, 7.69%   .....................     175,000    6/15/2025         166,584
Dobson Communications Corp.
  Sr. Note, 11.75% ..................     250,000    4/15/2007         256,250
Drypers Corp. Series B Sr.
  Note, 10.25%  .....................     750,000    6/15/2007         766,875
Econophone Inc. Sr. Note,
  13.50%+ ...........................     750,000    7/15/2007         802,500
Empire Gas Corp. Sr. Sec.
  Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to
  maturity   ........................   1,000,000    7/15/2004         935,000
Envirosource Inc. Note, 9.75%   .       1,500,000    6/15/2003       1,470,000
Envirosource Inc. Series B Sr.
  Note, 9.75%+  .....................     250,000    6/15/2003         247,500
Exide Corp. Sr. Note, 10.00%   ......     500,000    4/15/2005         525,000
French Fragrances Inc. Series B
  Sr. Note, 10.375%   ...............     750,000    5/15/2007         776,250
Golden Ocean Group Ltd. Sr.
  Note, 10.00%+ .....................     250,000    8/31/2001         206,250
ICF International Inc. Sr. Sub.
  Note, 13.00%  .....................     500,000   12/31/2003         525,000
International Knife & Saw Inc.
  Sr. Sub. Note, 11.375% ............     500,000   11/15/2006         540,000


                                       Principal    Maturity         Value
                                        Amount        Date          (Note 1)
                                      ------------ ------------   -------------
Intertek Finance PLC Series B
  Sr. Sub. Note, 10.25%  ............  $1,000,000   11/01/2006     $ 1,050,000
Ionica PLC Sr. Note, 13.50% .........     500,000    8/15/2006         530,000
Johnstown America Industries
  Inc. Sr. Sub. Note, 11.75%   ......     500,000    8/15/2005         545,000
Krystal Co. Sr. Note, 10.25%+  ......     750,000   10/01/2007         748,125
L3 Communications Corp. Sr.
  Sub. Note, 10.375%+ ...............     250,000    5/01/2007         268,750
La Petite Holdings Corp. Sr.
  Sec. Note, 9.625%   ...............   1,500,000    8/01/2001       1,530,000
Mobile Telecommunication
  Technology, Inc. Sr. Sub.
  Note, 13.50%  .....................     500,000   12/15/2002         566,250
Muzak L.P. Sr. Note, 10.00% .........     250,000   10/01/2003         256,250
National Energy Group Inc.
  Series C Sr. Note, 10.75%+         .    250,000   11/01/2006         260,625
NBTY Inc. Sr. Sub. Note,
  8.625%+ ...........................     625,000    9/15/2007         612,500
New York City Transitional
  Finance Authority Series A,
  5.00%   ...........................   1,000,000    8/15/2027         956,670
North Atlantic Trading Inc. Sr.
  Note, 11.00%+ .....................   1,000,000    6/15/2004       1,010,000
Orion Network Systems Inc. Sr.
  Note, 11.25%  .....................   1,000,000    1/15/2007       1,120,000
Outdoor Systems Inc. Sr. Sub.
  Note, 9.375%  .....................     500,000   10/15/2006         517,500
Packaging Resources Inc. Sr.
  Sec. Note, 11.625%  ...............     750,000    5/01/2003         785,625
Pagemart Nationwide Inc. Sr.
  Note, 0.00% to 1/31/2000,
  15.00% from 2/1/2000 to
  maturity   ........................   1,325,000    2/01/2005       1,079,875
PCI Chemical Inc. Sr. Sec.
  Note, 9.25%+  .....................     250,000   10/15/2007         245,000
Premier Parks Inc. Series A Sr.
  Note, 12.00%  .....................     250,000    8/15/2003         277,500
Pricellular Wireless Corp. Sr.
  Note, 10.75%  .....................     125,000   11/01/2004         135,000
Primus Telecommunications
  Group Sr. Note, 11.75% ............     500,000    8/01/2004         527,500
Quest Diagnostics Inc. Sr. Sub.
  Note, 10.75%  .....................   1,000,000   12/15/2006       1,085,000
RSL Communications Ltd. Sr.
  Note, 12.25%  .....................     500,000   11/15/2006         557,500
Sheffield Steel Corp. First
  Mortgage Note, 12.00%  ............     750,000   11/01/2001         772,500
Spanish Broadcasting Systems
  Inc. Sr. Note, 7.50%   ............   1,000,000    6/15/2002       1,155,000

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                        Principal     Maturity        Value
                                         Amount         Date         (Note 1)
                                        ------------ ------------   ------------
Corporate (cont'd)
Speedway Motorsports Inc. Sr.
  Sub. Note, 8.50%   ..................  $  250,000    8/15/2007     $   252,500
Spinnaker Industries Inc. Sr.
  Sec. Note, 10.75%  ..................     250,000   10/15/2006         261,875
Star Market Inc. Sr. Sub. Note,
  13.00% ..............................     500,000   11/01/2004         572,500
Stena AB Sr. Note, 8.75%   ............     500,000    6/15/2007         503,750
Sun Media Corp. Sr. Sub. Note,
  9.50%  ..............................   1,000,000    2/15/2007       1,050,000
Tekni Plex Inc. Series B Sr.
  Sub. Note, 11.25%  ..................     500,000    4/01/2007         546,250
TFM SA de CV Sr. Note,
  10.25%+   ...........................     650,000    6/15/2007         643,500
Tokheim Corp. Series B Sr. Sub.
  Note, 11.50% ........................   1,000,000    8/01/2006       1,140,000
Tracor Inc. Sr. Sub. Deb., 8.50%       .    250,000    3/01/2007         252,500
Transamerican Energy Corp. Sr.
  Note, 11.50%+   .....................   1,250,000    6/15/2002       1,281,250
Transamerican Energy Corp. Sr.
  Note, 0.00% to 6/14/99,
  13.00% from 6/15/99 to
  maturity+ ...........................   1,250,000    6/15/2002       1,043,750
Trump Atlantic City Associates
  First Mortgage Note, 11.25%          .    750,000    5/01/2006         738,750
TV Azteca SA de CV Series B
  Sr. Note, 10.50%   ..................     750,000    2/15/2007         738,750
U.S.A. Mobile Communications
  Inc. Sr. Note, 14.00% ...............   1,500,000   11/01/2004       1,680,000
Unilab Corp. Sr. Note, 11.00%          .    500,000    4/01/2006         495,000
Universal Outdoor Inc. Sr. Sub.
  Note, 9.75%  ........................     250,000   10/15/2006         277,500
Viatel Inc. Sr. Note, 0.00% to
  1/14/2000, 15.00% from
  1/15/2000 to maturity ...............     250,000    1/15/2005         190,000
Wireless One Inc. Sr. Note,
  13.00% ..............................   1,000,000   10/15/2003         527,500
Wireless One Inc. Sr. Note,
  0.00% to 7/31/2001, 13.50%
  from 8/1/2001 to maturity   .........     750,000    8/01/2006         187,500
                                                                     -----------
                                                                      43,385,925
                                                                     -----------
Total Fixed Income Securities (Cost $85,730,721)  ...............     87,115,489
                                                                     -----------



                                                                                                Value
                                                                  Shares                      (Note 1)
                                                  ----------------------------------------   --------------
COMMON STOCKS & OTHER 3.9%
Adelphia Communications Corp. Series A
  Exch. Pfd.*  ..............................                       1,250                   $   143,125
Ameriking Inc. Com.* ........................                         300                        15,000
Ameriking Inc. Sr. Exch. Pfd.*   ............                      13,198                       356,346
Golden Ocean Group Ltd. Wts.* ...............                         250                         1,250
Hollinger International, Inc. Cv. Pfd. ......                     158,600                     1,863,550
Ionica PLC Wts.*  ...........................                       1,000                       250,000
Nextel Communications Inc. Series D
  Exch. Pfd.*  ..............................                         250                       275,000
North Atlantic Trading Inc. Sr. Pfd.*  ......                      10,273                       267,098
Orion Network Systems Inc. Wts.* ............                       1,000                        13,000
Primus Telecommunications Group Wts.*  ......                         500                           500
RSL Communications Ltd. Wts.+*   ............                         500                        50,000
WBK STRYPES Trust Exch. Pfd.  ...............                      12,000                       372,000
Wireless One Inc. Wts.* .....................                         750                           188
                                                                                            -----------
Total Common Stocks & Other (Cost $3,210,948)   ..........................................    3,607,057
                                                                                            -----------

                                       Principal                  Maturity
                                          Amount                    Date
                                        --------                 ---------
SHORT-TERM OBLIGATIONS 3.0%
Ford Motor Credit Co., 5.60%  ......  $2,423,000                 11/05/1997                     2,423,000
Ford Motor Credit Co., 5.60%  ......     410,000                 11/05/1997                       410,000
                                                                                              -----------
Total Short-Term Obligations (Cost $2,833,000)  ..........................................      2,833,000
                                                                                              -----------
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.,
  dated 10/31/97, repurchase
  proceeds $272,032,
  collateralized by $295,000
  U.S. Treasury Bill, 4.25%,
  due 4/30/98, market value
  $281,824  ........................     272,000                 11/03/1997                       272,000
                                                                                              -----------
Total Repurchase Agreements (Cost $272,000)  .............................................        272,000
                                                                                              -----------
Total Investments (Cost $92,046,669)-100.7%  .............................................     93,827,546
Cash and Other Assets, Less Liabilities--(0.7%) ..........................................       (645,934)
                                                                                              -----------
Net Assets--100.0%   .....................................................................    $93,181,612
                                                                                              ===========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------


Federal Income Tax Information:
At October 31, 1997, the net unrealized appreciation of
   investments based on cost for Federal income tax
   purposes of $92,052,581 was as follows:
Aggregate gross unrealized appreciation for all
   investments in which there is an excess of value
   over tax cost                                         $  3,036,200
Aggregate gross unrealized depreciation for all
   investments in which there is an excess of tax cost
   over value                                              (1,261,235)
                                                         ------------
                                                         $  1,774,965
                                                         ============


 * Nonincome-producing securities
 + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at October 31, 1997 were $11,011,952 and $11,459,497 (12.30% of net assets), respectively.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.


Forward currency exchange contracts outstanding at October 31, 1997 are as follows:

                                                                                       Unrealized
                                                                                      Appreciation    Delivery
                                                   Total Value       Contract Price  (Depreciation)     Date
                                              --------------------- ---------------- ---------------- ---------
Sell Australian dollars, Buy U.S. dollars ...      2,120,000  AUD     .74235   AUD     $   82,471      11/14/97
Sell Australian dollars, Buy U.S. dollars ...      1,396,000  AUD     .73565   AUD         44,953      11/14/97
Sell Australian dollars, Buy U.S. dollars ...        857,000  AUD     .74215   AUD         33,164      11/14/97
Sell Australian dollars, Buy U.S. dollars ...      1,100,000  AUD     .73289   AUD         31,916      12/10/97
Sell Australian dollars, Buy U.S. dollars ...      2,260,000  AUD     .73480   AUD         69,890      12/10/97
Sell Australian dollars, Buy U.S. dollars ...        420,000  AUD     .70843   AUD          1,552       1/23/98
Sell Australian dollars, Buy U.S. dollars ...      1,043,000  AUD     .70350   AUD             54      11/14/97
Sell Spanish peseta, Buy U.S. dollars  ......     37,700,000  ESP     .00637   ESP        (19,207)     11/14/97
Buy Spanish peseta, Sell U.S. dollars  ......     37,700,000  ESP     .00669   ESP          7,044      11/14/97
Sell British pounds, Buy U.S. dollars  ......        103,000  GBP    1.62800   GBP         (4,516)      1/23/98
Sell British pounds, Buy U.S. dollars  ......      4,256,000  GBP    1.62700   GBP       (190,843)      1/23/98
Buy Italian lira, Sell U.S. dollars .........  2,200,000,000  ITL     .00058   ITL         28,031      11/14/97
Sell Italian lira, Buy U.S. dollars .........  2,200,000,000  ITL     .00055   ITL        (91,427)     11/14/97
Sell New Zealand dollars, Buy U.S. dollars         1,400,000  NZD     .64000   NZD         28,761       1/23/98
Sell New Zealand dollars, Buy U.S. dollars         2,625,000  NZD     .62400   NZD         11,927       1/23/98
Sell New Zealand dollars, Buy U.S. dollars         2,710,000  NZD     .62414   NZD         12,693       1/23/98
                                                                                       ----------
                                                                                       $   46,463
                                                                                       ==========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
-------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------
October 31, 1997 (Unaudited)


Assets
Investments, at value (Cost $92,046,669) (Note 1)  ............    $ 93,827,546
Cash  .........................................................             162
Receivable for securities sold   ..............................       3,697,182
Interest and dividends receivable   ...........................       1,947,073
Receivable for open forward contracts  ........................         352,456
Receivable for fund shares sold  ..............................         194,262
Receivable from Distributor (Note 3)   ........................          13,319
Deferred organization costs and other assets (Note 1) .........          85,491
                                                                   ------------
                                                                    100,117,491
Liabilities
Payable for securities purchased ..............................       6,006,006
Dividends payable .............................................         355,656
Payable for open forward contracts  ...........................         305,993
Payable for fund shares redeemed ..............................          82,465
Accrued management fee (Note 2)  ..............................          59,024
Accrued distribution and service fees (Note 5)  ...............          42,024
Accrued trustees' fees (Note 2)  ..............................           8,177
Accrued transfer agent and shareholder services
  (Note 2)  ...................................................           3,587
Other accrued expenses  .......................................          72,947
                                                                   ------------
                                                                      6,935,879
                                                                   ------------
Net Assets                                                         $ 93,181,612
                                                                   ============
Net Assets consist of:
 Undistributed net investment income   ........................    $    169,879
 Unrealized appreciation of investments   .....................       1,780,877
 Unrealized appreciation of forward contracts
   and foreign currency .......................................          51,119
 Accumulated net realized gain   ..............................       1,509,747
 Shares of beneficial interest   ..............................      89,669,990
                                                                   ------------
                                                                   $ 93,181,612
                                                                   ============
Net Asset Value and redemption price per share of
  Class A shares ($42,375,359 [divided by] 5,732,042 shares
  of beneficial interest)  ....................................    $       7.39
                                                                   ============
Maximum Offering Price per share of Class A shares
  ($7.39 [divided by] .955)   .................................    $       7.74
                                                                   ============
Net Asset Value, offering price and redemption price
  per share of Class B shares ($27,604,975 [divided by]
  3,741,770 shares of beneficial interest)*  ..................    $       7.38
                                                                   ============
Net Asset Value and offering price and redemption
  price per share of Class C shares ($11,649,971 [divided by]
  1,578,986 shares of beneficial interest)*  ..................    $       7.38
                                                                   ============
Net Asset Value, offering price and redemption price
  per share of Class S shares ($11,551,307 [divided by]
  1,562,381 shares of beneficial interest)   ..................    $       7.39
                                                                   ============

-------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


-------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------
For the six months ended October 31, 1997 (Unaudited)


Investment Income
Interest  .............................................    $3,578,176
Dividends .............................................       115,447
                                                           ----------
                                                            3,693,623
Expenses
Management fee (Note 2)  ..............................       321,967
Custodian fee   .......................................        70,246
Service fee--Class A (Note 5)  ........................        49,763
Distribution and service fees--Class B (Note 5)  ......       122,132
Distribution and service fees--Class C (Note 5)  ......        51,099
Reports to shareholders  ..............................        26,137
Transfer agent and shareholder services (Note 2) ......        25,336
Registration fees  ....................................        16,419
Audit fee .............................................        11,326
Trustees' fees (Note 2)  ..............................         9,298
Amortization of organization costs (Note 1)   .........         8,190
Legal fees   ..........................................         3,808
Miscellaneous   .......................................         6,074
                                                           ----------
                                                              721,795
Expenses borne by the Distributor (Note 3) ............       (26,776)
                                                           ----------
                                                              695,019
                                                           ----------
Net investment income .................................     2,998,604
                                                           ----------
Realized and Unrealized Gain on Investments,
  Foreign Currency and Forward Contracts
Net realized gain on investments (Notes 1 and 4) ......     1,455,026
Net realized gain on forward contracts and foreign
  currency (Note 1)   .................................        84,626
                                                           ----------
  Total net realized gain   ...........................     1,539,652
                                                           ----------
Net unrealized appreciation of investments ............     2,421,516
Net unrealized appreciation of forward contracts and
  foreign currency ....................................        16,708
                                                           ----------
  Total net unrealized appreciation  ..................     2,438,224
                                                           ----------
Net gain on investments, foreign currency and
  forward contracts   .................................     3,977,876
                                                           ----------
Net increase in net assets resulting from operations       $6,976,480
                                                           ==========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
-------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------


                                    August 30, 1996
                                   (Commencement of   Six months ended
                                    Operations) to    October 31, 1997
                                    April 30, 1997      (Unaudited)
                                   ------------------ -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ............   $  2,657,867       $  2,998,604
Net realized gain on
  investments, foreign
  currency and forward
  contracts  .....................        277,915          1,539,652
Net unrealized appreciation
  (depreciation) of
  investments, foreign
  currency and forward
  contracts  .....................       (606,228)         2,438,224
                                     ------------       ------------
Net increase resulting from
  operations .....................      2,329,554          6,976,480
                                     ------------       ------------
Dividends from net
  investment income:
 Class A  ........................     (1,394,457)        (1,434,392)
 Class B  ........................       (441,102)          (790,090)
 Class C  ........................       (234,066)          (329,119)
 Class S  ........................       (442,284)          (426,076)
                                     ------------       ------------
                                       (2,511,909)        (2,979,677)
                                     ------------       ------------
Distributions from net realized
  gains:
 Class A  ........................        (69,832)           (84,286)
 Class B  ........................        (23,447)           (49,708)
 Class C  ........................        (12,082)           (20,881)
 Class S  ........................        (21,004)           (24,868)
                                     ------------       ------------
                                         (126,365)          (179,743)
                                     ------------       ------------
Net increase from fund share
  transactions (Note 6)  .........     75,595,297         14,077,975
                                     ------------       ------------
Total increase in net assets   ...     75,286,577         17,895,035
Net Assets
Beginning of period   ............           --           75,286,577
                                     ------------       ------------
End of period (including
  undistributed net
  investment of $150,952
  and $169,879, respectively)     .  $ 75,286,577       $ 93,181,612
                                     ============       ============


---------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
---------------------------------------
October 31, 1997

Note 1

State Street Research Strategic Income Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1996. The Trust consists presently of two separate funds: State Street Research Strategic Income Fund and State Street Research Intermediate Bond Fund.

The investment objective of the Fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities; high yield, high risk debt securities (commonly known as "junk bonds"), as well as investment grade debt, of U.S. issuers; and international debt securities of governmental and private issuers.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares (formerly Class D shares) are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares (formerly Class C shares) are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.


C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1997, the fees pursuant to such agreement amounted to $321,967.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1997, the amount of such expenses was $11,336.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,298 during the six months ended October 31, 1997.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $26,776.

Note 4
For the six months ended October 31, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $99,468,435 and $84,619,572 (including $32,873,429 and $48,751,044 of U.S. Government securities), respectively.

Note 5
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 5 (cont'd)

The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1997, fees pursuant to such plan amounted to $49,763, $122,132 and $51,099 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned initial sales charges aggregating $20,731 and $110,452, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 1997, and that MetLife Securities, Inc. earned commissons aggregating $163,783 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $20,828 and $507 on redemptions of Class B and Class C shares, respectively, during the same period.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At
October 31, 1997, Metropolitan owned 3,587,264 Class A shares and 1,291,411 Class S shares of the Fund and the Adviser owned one share of each of Class A, Class B, Class C and Class S shares of the Fund.

Share transactions were as follows:


                                                          August 30, 1996
                                                          (Commencement of                    Six months ended
                                                           Operations) to                     October 31, 1997
                                                           April 30, 1997                        (Unaudited)
                                                 ----------------------------------   ---------------------------------
Class A                                              Shares             Amount            Shares            Amount
----------------------------------------------     ---------        ------------        ---------        ------------
Shares sold  .................................     5,223,108        $ 36,828,959          820,886        $  5,966,340
Issued upon reinvestment of:
 Dividends from net investment income   ......        28,848             206,117           47,245             344,602
 Distributions from net realized gains  ......         9,432              68,100           11,159              80,682
Shares repurchased ...........................      (145,983)         (1,045,400)        (262,653)         (1,909,062)
                                                   ---------        ------------         --------        ------------
Net increase .................................     5,115,405        $ 36,057,776          616,637        $  4,482,562
                                                   =========        ============        =========        ============
Class B                                              Shares             Amount            Shares            Amount
-----------------------------------------------    ---------        ------------        ---------        ------------
Shares sold  .................................     2,999,935        $ 21,442,086        1,303,178        $  9,431,057
Issued upon reinvestment of:
 Dividends from net investment income   ......        25,978             185,010           53,770             391,627
 Distributions from net realized gains  ......         2,030              14,616            5,065              36,515
Shares repurchased ...........................      (235,035)         (1,686,127)        (413,151)         (2,997,934)
                                                   ---------        ------------        ---------        ------------
Net increase .................................     2,792,908        $ 19,955,585          948,862        $  6,861,265
                                                   =========        ============        =========        ============
Class C                                              Shares             Amount            Shares            Amount
-----------------------------------------------    ---------        ------------        ---------        ------------
Shares sold  .................................     1,451,840        $ 10,376,070          433,073        $  3,145,191
Issued upon reinvestment of:
 Dividends from net investment income   ......         6,358              45,216           11,718              85,413
 Distributions from net realized gains  ......         1,044               7,497            2,526              18,213
Shares repurchased ...........................      (240,114)         (1,709,452)         (87,459)           (638,031)
                                                   ---------        ------------        ---------        ------------
Net increase .................................     1,219,128        $  8,719,331          359,858        $  2,610,786
                                                   =========        ============        =========        ============
Class S                                              Shares             Amount            Shares            Amount
-----------------------------------------------    ---------        ------------        ---------        ------------
Shares sold  .................................     1,545,061        $ 10,861,897           13,058        $     94,250
Issued upon reinvestment of:
 Dividends from net investment income   ......         2,993              21,210            9,764              71,161
 Distributions from net realized gains  ......         2,899              20,952            3,422              24,742
Shares repurchased ...........................        (5,790)            (41,454)          (9,026)            (66,791)
                                                   ---------        ------------        ---------        ------------
Net increase .................................     1,545,163        $ 10,862,605           17,218        $    123,362
                                                   =========        ============        =========        ============

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:


                                                                           Class A
                                                            --------------------------------------
                                                             August 30, 1996
                                                              (Commencement     Six months ended
                                                            of Operations) to   October 31, 1997
                                                            April 30, 1997(1)    (Unaudited)(1)
                                                            ------------------- ------------------
Net asset value, beginning of period ($)                            7.00               7.06
                                                                  ------             ------
 Net investment income ($)*                                         0.38               0.27
 Net realized and unrealized gain on investments,
  currency and forward contracts ($)                                0.01               0.34
                                                                  ------             ------
Total from investment operations ($)                                0.39               0.61
                                                                  ------             ------
 Dividends from net investment income ($)                          (0.31)             (0.26)
 Distributions from net realized gains ($)                         (0.02)             (0.02)
                                                                  ------             ------
Total distributions ($)                                            (0.33)             (0.28)
                                                                  ------             ------
Net asset value, end of period ($)                                  7.06               7.39
                                                                  ======             ======
Total return(2) (%)                                                 5.60(3)            8.76(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                         36,110             42,375
Ratio of operating expenses to average net assets (%)*              1.35(4)            1.35(4)
Ratio of net investment income to average net assets (%)*           7.30(4)            7.28(4)
Portfolio turnover rate (%)                                       110.37             102.43
* Reflects voluntary assumption of fees or
  expenses per share in each period (Note 3) ($)                    0.01               0.00



                                                                           Class B
                                                            -------------------------------------
                                                             August 30, 1996
                                                              (Commencement     Six months ended
                                                            of Operations) to   October 31, 1997
                                                            April 30, 1997(1)    (Unaudited)(1)
                                                            ------------------- -----------------
Net asset value, beginning of period ($)                            7.00               7.05
                                                                  ------             ------
 Net investment income ($)*                                         0.31               0.24
 Net realized and unrealized gain on investments,
  currency and forward contracts ($)                                0.04               0.35
                                                                  ------             ------
Total from investment operations ($)                                0.35               0.59
                                                                  ------             ------
 Dividends from net investment income ($)                          (0.28)             (0.24)
 Distributions from net realized gains ($)                         (0.02)             (0.02)
                                                                  ------             ------
Total distributions ($)                                            (0.30)             (0.26)
                                                                  ------             ------
Net asset value, end of period ($)                                  7.05               7.38
                                                                  ======             ======
Total return(2) (%)                                                 4.96(3)            8.37(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                         19,678             27,605
Ratio of operating expenses to average net assets (%)*              2.10(4)            2.10(4)
Ratio of net investment income to average net assets (%)*           6.73(4)            6.50(4)
Portfolio turnover rate (%)                                       110.37             102.43
* Reflects voluntary assumption of fees or
  expenses per share in each period (Note 3) ($)                    0.01               0.00


                                                                           Class C
                                                            --------------------------------------
                                                             August 30, 1996
                                                              (Commencement     Six months ended
                                                            of Operations) to   October 31, 1997
                                                            April 30, 1997(1)    (Unaudited)(1)
                                                            ------------------- ------------------
Net asset value, beginning of period ($)                            7.00               7.05
                                                                  ------             ------
 Net investment income ($)*                                         0.32               0.24
 Net realized and unrealized gain on investments,
  currency and forward contracts ($)                                0.03               0.35
                                                                  ------             ------
Total from investment operations ($)                                0.35               0.59
                                                                  ------             ------
 Dividends from net investment income ($)                          (0.28)             (0.24)
 Distributions from net realized gains ($)                         (0.02)             (0.02)
                                                                  ------             ------
Total distributions ($)                                            (0.30)             (0.26)
                                                                  ------             ------
Net asset value, end of period ($)                                  7.05               7.38
                                                                  ======             ======
Total return(2) (%)                                                 4.96(3)            8.37(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                          8,590             11,650
Ratio of operating expenses to average net assets (%)*              2.10(4)            2.10(4)
Ratio of net investment income to average net assets (%)*           6.67(4)            6.50(4)
Portfolio turnover rate (%)                                       110.37             102.43
* Reflects voluntary assumption of fees or
  expenses per share in each period (Note 3) ($)                    0.01               0.00



                                                                           Class S
                                                            -------------------------------------
                                                             August 30, 1996
                                                              (Commencement     Six months ended
                                                            of Operations) to   October 31, 1997
                                                            April 30, 1997(1)    (Unaudited)(1)
                                                            ------------------- -----------------
Net asset value, beginning of period ($)                            7.00               7.06
                                                                  ------             ------
 Net investment income ($)*                                         0.39               0.28
 Net realized and unrealized gain on investments,
  currency and forward contracts ($)                                0.02               0.34
                                                                  ------             ------
Total from investment operations ($)                                0.41               0.62
                                                                  ------             ------
 Dividends from net investment income ($)                          (0.33)             (0.27)
 Distributions from net realized gains ($)                         (0.02)             (0.02)
                                                                  ------             ------
Total distributions ($)                                            (0.35)             (0.29)
                                                                  ------             ------
Net asset value, end of period ($)                                  7.06               7.39
                                                                  ======             ======
Total return(2) (%)                                                 5.76(3)            8.90(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                         10,908             11,551
Ratio of operating expenses to average net assets (%)*              1.10(4)            1.10(4)
Ratio of net investment income to average net assets (%)*           7.51(4)            7.51(4)
Portfolio turnover rate (%)                                       110.37             102.43
* Reflects voluntary assumption of fees or
  expenses per share in each period (Note 3) ($)                    0.01               0.00

--------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.

(2) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Strategic Income Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Bartlett R. Geer
Vice President

John H. Kallis
Vice President

Kim M. Peters
Vice President

Thomas A. Shively
Vice President

Elizabeth McCombs Westvold
Vice President

Kennard Woodworth, Jr.
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the Board and Chief Executive Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School
of Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel, Choate, Hall & Stewart

[Back Cover]
State Street Research Strategic Income Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 600

Question? Comments?
Call us at 1-800-562-0032
Write us at:
  State Street Research
  Service Center
  P.O. Box 8408
  Boston, MA 02266-8408
E-mail us at:
  info@ssrfunds.com

[state street research logo]

STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Strategic Income Fund prospectus. When used after December 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 4486-971219(0199)SSR-LD                        SI-520E-1297IBSRN